Financial assets at fair value through profits or loss	6 Months Ended
Jun. 30, 2026
Financial assets at fair value through profits or loss
Financial assets at fair value through profits or loss

9.Financial assets at fair value through profits or loss

	As of	As of
	December 31,	June 30,
	2025	2026
	(audited)	(unaudited)
Non-current assets
Unlisted equity investments	1,000	1,000
Fund investments	189	450
	1,189	1,450
Current assets
Fund investments	21,816	13,372
Hong Kong listed equity securities	268	275
	22,084	13,647

	23,273	15,097